Trade accounts receivable (Details1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable
Opening balance	R$ 746,819	R$ 651,260
Supplement to expected losses, net of reversal	626,218	544,642
Company acquisition balance	33,284
Write-off of provision	(824,583)	(449,083)
Closing Balance	R$ 581,738	R$ 746,819